Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table. In accordance with Item 402(v), we provide below the tabular disclosure for the company’s Chief Executive Officer (our Principal Executive Officer or “PEO”) and the average of our NEOs other than the PEO for 2025, 2024, and 2023.

	Summary Compensation Table Total for PEO (1)		Compensation Actually Paid to PEO (1) (2) (3)		Average Summary Compensation	Average Compensation Actually	Value of Initial Fixed $100 Based on: Investment
Year	Christopher T. Young	Michael J. Christenson	Christopher T. Young	Michael J. Christenson	Table Total for Non-PEO NEOs (1)	Paid to Non-PEO NEOs (1) (2) (3)	Total Shareholder Return (4)	GAAP Net Income (Loss) ($ Millions)
(a)	(b)		(c)		(d)	(e)	(f)	(g)
2025	n/a	4,098,934	n/a	6,332,871	1,640,989	2,191,255	77	(79)
2024	n/a	957,671	n/a	(2,844,329)	2,806,569	863,763	57	(149)
2023	3,164,160	8,681,912	2,434,826	8,109,912	2,615,021	1,878,308	91	(15)

1.
Michael Christenson served as our PEO in 2025 and 2024, and Michael Christenson and Christopher Young each served as our PEO in 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024	2025
Jeffery Liberman	Mark Boelke	Mark Boelke
Karl Meyer	Christopher Young	Jeffery Liberman
Juan Saldívar von Wuthenau	Jeffery Liberman
Karl Meyer

2.
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.
CAP reflects the exclusions and inclusions of certain amounts for each PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718 and the assumptions used were materially the same as those used for the grant date fair values. Amounts in the Exclusion of Stock Awards columns are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Michael J. Christenson ($)	Exclusion of Stock Awards for Michael J. Christenson ($)	Inclusion of Equity Values for Michael J. Christenson ($)	Compensation Actually Paid to Michael J. Christenson ($)
2025	4,098,934	(3,591,263)	5,825,200	6,332,871
2024	957,671	—	(3,802,000)	(2,844,329)
2023	8,681,912	(7,678,000)	7,106,000	8,109,912

Year	Summary Compensation Table Total for Christopher T. Young ($)	Exclusion of Stock Awards for Christopher T. Young ($)	Inclusion of Equity Values for Christopher T. Young ($)	Compensation Actually Paid to Christopher T. Young ($)
2025	—	—	—	—
2024	—	—	—	—
2023	3,164,160	(1,624,350)	895,016	2,434,826

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,640,989	(1,116,975)	1,667,241	2,191,255
2024	2,806,569	(1,152,000)	(790,806)	863,763
2023	2,615,021	(1,624,350)	887,637	1,878,308

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Michael J. Christenson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Michael J. Christenson ($)	Fair Value of Awards Granted During the Year that Vested During the Year for Michael J. Christenson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Michael J. Christenson ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Michael J. Christenson ($)	Total - Inclusion of Equity Values for Michael J. Christenson ($)
2025	3,927,400	604,800	763,200	529,800	—	5,825,200
2024	—	(3,244,800)	—	(557,200)	—	(3,802,000)
2023	7,106,000	—	—	—	—	7,106,000

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Christopher Young ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Christopher Young ($)	Fair Value of Awards Granted During the Year that Vested During the Year for Christopher Young ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Christopher Young ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Christopher Young ($)	Total - Inclusion of Equity Values for Christopher Young ($)
2025	—	—	—	—	—	—
2024	—	—	—	—	—	—
2023	847,970	(69,300)	175,346	(59,000)	—	895,016

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Fair Value of Awards Granted During the Year that Vested During the Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,220,450	90,803	238,500	117,488	—	1,667,241
2024	223,059	(162,355)	82,588	(571,308)	(362,790)	(790,806)
2023	847,970	(73,238)	175,347	(62,442)	—	887,637

4.
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in our common stock (NYSE: EVC) from December 31, 2022 through December 31 of each covered fiscal year 2023, 2024 and 2025 (each such period referred to herein as a measurement period). The cumulative total stockholder return on each series of our common stock is calculated by dividing (a) the sum of (i) the cumulative amount of dividends (assuming dividend reinvestment) over the applicable measurement period and (ii) the difference between (A) the share price on December 31 of the covered fiscal year and (B) the share price on December 31, 2022, and (b) the share price on December 31, 2022.

Named Executive Officers, Footnote
1.
Michael Christenson served as our PEO in 2025 and 2024, and Michael Christenson and Christopher Young each served as our PEO in 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024	2025
Jeffery Liberman	Mark Boelke	Mark Boelke
Karl Meyer	Christopher Young	Jeffery Liberman
Juan Saldívar von Wuthenau	Jeffery Liberman
Karl Meyer

Peer Group Issuers, Footnote	For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in our common stock (NYSE: EVC) from December 31, 2022 through December 31 of each covered fiscal year 2023, 2024 and 2025 (each such period referred to herein as a measurement period). The cumulative total stockholder return on each series of our common stock is calculated by dividing (a) the sum of (i) the cumulative amount of dividends (assuming dividend reinvestment) over the applicable measurement period and (ii) the difference between (A) the share price on December 31 of the covered fiscal year and (B) the share price on December 31, 2022, and (b) the share price on December 31, 2022.
Adjustment To PEO Compensation, Footnote
3.
CAP reflects the exclusions and inclusions of certain amounts for each PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718 and the assumptions used were materially the same as those used for the grant date fair values. Amounts in the Exclusion of Stock Awards columns are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Michael J. Christenson ($)	Exclusion of Stock Awards for Michael J. Christenson ($)	Inclusion of Equity Values for Michael J. Christenson ($)	Compensation Actually Paid to Michael J. Christenson ($)
2025	4,098,934	(3,591,263)	5,825,200	6,332,871
2024	957,671	—	(3,802,000)	(2,844,329)
2023	8,681,912	(7,678,000)	7,106,000	8,109,912

Year	Summary Compensation Table Total for Christopher T. Young ($)	Exclusion of Stock Awards for Christopher T. Young ($)	Inclusion of Equity Values for Christopher T. Young ($)	Compensation Actually Paid to Christopher T. Young ($)
2025	—	—	—	—
2024	—	—	—	—
2023	3,164,160	(1,624,350)	895,016	2,434,826

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Michael J. Christenson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Michael J. Christenson ($)	Fair Value of Awards Granted During the Year that Vested During the Year for Michael J. Christenson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Michael J. Christenson ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Michael J. Christenson ($)	Total - Inclusion of Equity Values for Michael J. Christenson ($)
2025	3,927,400	604,800	763,200	529,800	—	5,825,200
2024	—	(3,244,800)	—	(557,200)	—	(3,802,000)
2023	7,106,000	—	—	—	—	7,106,000

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Christopher Young ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Christopher Young ($)	Fair Value of Awards Granted During the Year that Vested During the Year for Christopher Young ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Christopher Young ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Christopher Young ($)	Total - Inclusion of Equity Values for Christopher Young ($)
2025	—	—	—	—	—	—
2024	—	—	—	—	—	—
2023	847,970	(69,300)	175,346	(59,000)	—	895,016

Non-PEO NEO Average Total Compensation Amount	$ 1,640,989	$ 2,806,569	$ 2,615,021
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,191,255	863,763	1,878,308
Adjustment to Non-PEO NEO Compensation Footnote	CAP reflects the exclusions and inclusions of certain amounts for each PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718 and the assumptions used were materially the same as those used for the grant date fair values. Amounts in the Exclusion of Stock Awards columns are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,640,989	(1,116,975)	1,667,241	2,191,255
2024	2,806,569	(1,152,000)	(790,806)	863,763
2023	2,615,021	(1,624,350)	887,637	1,878,308

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Fair Value of Awards Granted During the Year that Vested During the Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,220,450	90,803	238,500	117,488	—	1,667,241
2024	223,059	(162,355)	82,588	(571,308)	(362,790)	(790,806)
2023	847,970	(73,238)	175,347	(62,442)	—	887,637

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP and TSR. The chart below reflects the relationship between the PEO and average non-PEO NEO CAP versus our TSR.
Compensation Actually Paid vs. Net Income	Relationship between CAP and GAAP Net Income (Loss). The chart below reflects the relationship between the PEO and average non-PEO NEO CAP and our GAAP Net Income (Loss).
Total Shareholder Return Amount	$ 77	57	91
Net Income (Loss)	$ (79,000,000)	$ (149,000,000)	$ (15,000,000)
PEO Name	Michael Christenson	Michael Christenson	Michael Christenson and Christopher Young
Christopher T. Young [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,164,160
PEO Actually Paid Compensation Amount			2,434,826
Michael J. Christenson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,098,934	$ 957,671	8,681,912
PEO Actually Paid Compensation Amount	6,332,871	(2,844,329)	8,109,912
PEO | Christopher T. Young [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,624,350)
PEO | Christopher T. Young [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			895,016
PEO | Christopher T. Young [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			847,970
PEO | Christopher T. Young [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(69,300)
PEO | Christopher T. Young [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			175,346
PEO | Christopher T. Young [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(59,000)
PEO | Michael J. Christenson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,591,263)		(7,678,000)
PEO | Michael J. Christenson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,825,200	(3,802,000)	7,106,000
PEO | Michael J. Christenson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,927,400		7,106,000
PEO | Michael J. Christenson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	604,800	(3,244,800)
PEO | Michael J. Christenson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	763,200
PEO | Michael J. Christenson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	529,800	(557,200)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,116,975)	(1,152,000)	(1,624,350)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,667,241	(790,806)	887,637
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,220,450	223,059	847,970
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,803	(162,355)	(73,238)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	238,500	82,588	175,347
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 117,488	(571,308)	$ (62,442)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (362,790)